Share Based Compensation - Summary of Compensation Expense (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	kr 4,257
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	107
Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	62
Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	45
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	3,909
Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,127
Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,431
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	827
Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	524
Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	4,016
Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	2,073	kr 1,371
Reporting year [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	27
Reporting year [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	30
Reporting year [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	(3)
Reporting year [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,953
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,127
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	620
Reporting year [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	217
Reporting year [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	(11)
Reporting year [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,980
2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	1,344
2023 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	36
2023 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	20
2023 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	16
2023 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,232
2023 [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2023 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	811
2023 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	330
2023 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	91
2023 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	1,268
2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	444
2022 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	27
2022 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	12
2022 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	15
2022 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	369
2022 [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2022 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2022 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	280
2022 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	89
2022 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	396
2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Total compensation expense	396
2021 [member] | Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	17
2021 [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	17
2021 [member] | Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	355
2021 [member] | Key contributor plan [member] | Key contributor plan 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Key contributor plan [member] | Key contributor plan 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	0
2021 [member] | Key contributor plan [member] | Key Contributor Plan2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	355
2021 [member] | Cash-settled plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Cash-settled plans	372
Executive team plans [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	241
Executive team plans [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	44
Executive team plans [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	49
Executive team plans [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	50
Executive team plans [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	98
Executive team plans [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	93
Executive team plans [member] | Reporting year [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	44
Executive team plans [member] | Reporting year [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
Executive team plans [member] | Reporting year [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	18
Executive team plans [member] | Reporting year [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	7
Executive team plans [member] | 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	76
Executive team plans [member] | 2023 [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2023 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	25
Executive team plans [member] | 2023 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	20
Executive team plans [member] | 2023 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	31
Executive team plans [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	48
Executive team plans [member] | 2022 [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2022 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2022 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	12
Executive team plans [member] | 2022 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	36
Executive team plans [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
Executive team plans [member] | 2021 [member] | LTV 2024 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2021 [member] | LTV 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2021 [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	0
Executive team plans [member] | 2021 [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	85
The President and CEO [member] | Reporting year [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	24
The President and CEO [member] | 2023 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	28
The President and CEO [member] | 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	22
The President and CEO [member] | 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Share-settled programs	kr 11